Investment Strategy	Jun. 22, 2026
Defiance Nasdaq 100 Autocallable Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) designed to generate income from a structured strategy tied to equity market conditions, rather than direct participation in equity market returns. The strategy uses swap agreements tied to a model portfolio of autocallable investments that are designed to generate income through coupon payments when certain market conditions are met. The strategy aims to generate periodic income across different market environments, but that involves tradeoffs, including limited upside in strong markets and exposure to losses in declining markets.

The Fund does not invest directly in autocallable securities or in an index. Instead, it uses swap agreements (a type of derivative instrument) to gain exposure to the performance of a model-based index (the “Autocallable Index”).

The Autocallable Index simulates the performance of a portfolio of autocallable instruments. In turn, each autocallable instrument is linked to a separate market index, here, the Nasdaq-100 Futures 35% Volatility Trend 6% Decrement™ Index (the “Underlying Reference Index”).

The level of the Underlying Reference Index determines whether each autocallable instrument modeled in the Autocallable Index pays income, is redeemed early, or incurs losses. Those outcomes drive the performance of the Autocallable Index and, in turn, affect the Fund’s performance and the level of Fund distributions.

Important: The Fund is not designed to provide returns that track the Nasdaq-100 Index or equity markets generally. Investors seeking returns that correspond to the Nasdaq-100 Index or broader equity markets should consider a different ETF.

Autocallable Strategy Overview

Autocallables are structured investments that can:

●	pay income (coupons) if the Underlying Reference Index is above a set level on specified observation dates,

●	be redeemed early if the Underlying Reference Index reaches a specified level on specified observation dates, and

●	lose value if the Underlying Reference Index declines below a set level at maturity.

If the Underlying Reference Index does not meet the required levels on the relevant observation date, no income is generated for that period. If an autocallable is redeemed early based on the level of the Underlying Reference Index on the relevant observation date, it stops generating income. If an autocallable reaches maturity and the Underlying Reference Index is below a specified level, losses occur and such losses increase as the Underlying Reference Index declines further.

When an autocallable incurs a loss, that loss is reflected as a loss in the Autocallable Index, and this modelled loss impacts the returns the Fund receives through its swap agreements.

When an autocallable generates a coupon, that coupon is reflected as income in the Autocallable Index (which assumes the coupon is reinvested), and this modeled income contributes to the returns the Fund receives through its swap agreements. These returns may support the Fund’s distributions, although they may be realized as gains on derivatives rather than traditional income.

The Autocallable Index

The Autocallable Index is a rules-based model. It does not hold actual investments.

The Autocallable Index:

●	models a portfolio of autocallables, each linked to the Underlying Reference Index,
●	uses the level of the Underlying Reference Index on scheduled observation dates to determine outcomes for each modeled autocallable, and
●	combines modeled income, early redemptions, reinvestment, and losses into a single index value.

The Autocallable Index assumes positions are added over time and that proceeds (whether from coupons, upon early redemption or maturity) are reinvested. Its performance is based on assumptions and may differ from real-world results. Although the Autocallable Index is designed to reflect prevailing market conditions and the performance of relevant market measures, its performance is hypothetical and based on assumptions that may differ from the terms, pricing, liquidity, and performance of actual autocallable investments available in the market.

The Fund does not invest directly in the Autocallable Index. Instead, it uses swap agreements to seek returns linked to the Index’s Autocallable performance. Changes in the Autocallable Index level, including the effect of its modeled income or loss, are reflected in the value of the Fund’s swap positions and, in turn, the Fund’s overall performance, but do not result in direct cash payments to and from the Fund.

The Autocallable Index is sponsored and maintained by Citigroup Global Markets Limited. The autocallables included in the Autocallable Index are hypothetical instruments and are not actual tradable securities. Rather, the Autocallable Index reflects the performance of a hypothetical portfolio of autocallables that is maintained in accordance with the index’s rules-based methodology established by Citigroup Global Markets Limited.

Portfolio Construction/Management

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, the swaps will be valued at their notional value.

The Adviser actively manages the Fund by exercising discretion over the level, timing, and composition of the Fund’s swap exposures, including using staggered entry points (as described below), and by adjusting those exposures in response to market conditions, pricing, and risk considerations.

The Fund expects to obtain most of its exposure through unfunded total return swaps (derivatives that do not require full upfront payment; the Fund exchanges index returns for a financing payment with a counterparty). Unlike fully funded swaps, which typically require the Fund full upfront payment, unfunded swaps generally require posting of collateral (margin) upfront and periodic payments. Using unfunded swaps, the Adviser can manage the Fund’s exposure using staggered entry points, (i.e., entering into positions at different times rather than all at once), which may reduce the Fund’s sensitivity to any single market entry point and help produce a more even pattern of modeled cash flows over time. The Fund’s returns from these swaps are generally reflected as changes in the value of the swaps and/or periodic net payments, rather than as direct receipt of income from underlying investments

Distributions

The Fund expects to make periodic distributions. The Fund’s distributions are based in part on the income that the Autocallable Index is designed to model, which depends on the performance of the Underlying Reference Index and the Autocallable Index’s autocall features.

Income is not guaranteed and depends on the level of the Underlying Reference Index, and distributions may vary over time.

Because the Fund obtains exposure to the Autocallable Index through derivatives, amounts available for distribution will primarily come from gains on those derivatives rather than from traditional income such as interest or dividends. As a result, the Fund’s returns and distributions will generally not correspond to the receipt of traditional income. Furthermore, a substantial portion of distributions may consist of return of capital (i.e., a return of a portion of your original investment), because the Fund’s distributions may exceed its net investment income and instead reflect overall returns from its swap positions. When this occurs, a portion of the distribution is a return of your original investment and will reduce the value of your investment.

Additional Fund Attributes

The Fund may invest in short-term U.S. Treasury securities (with one year or less to maturity), cash and cash equivalents, and other eligible collateral investments to meet margin requirements and manage liquidity. Eligible collateral investments include investment-grade fixed income securities; floating- or variable-rate instruments (including benchmark-linked notes) issued by governments or U.S. or European investment-grade companies; commercial paper; and money market funds.

The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest in a smaller number of holdings than a “diversified” fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

To the extent the Underlying Reference Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will have concentrated investment exposure to approximately the same extent as the Index.

The Underlying Reference Index

The Underlying Reference Index does not track the Nasdaq-100 Index. Instead, it provides exposure through Nasdaq-100 futures contracts, which are derivative instruments whose prices reflect expectations about the future value of the Nasdaq-100 Index. Because futures prices can differ from the current level of the Nasdaq-100 Index, and are affected by factors such as interest rates, financing costs, and market expectations, the performance of Nasdaq-100 futures may differ from the performance of the Nasdaq-100 Index, sometimes significantly.

The Underlying Reference Index also adjusts how much exposure it has to Nasdaq-100 futures in order to target a specific volatility level (35%). This means the index increases its exposure to futures when market volatility is lower and reduces its exposure when market volatility is higher. As a result, the index may reduce exposure during volatile markets, which can limit losses but may also reduce participation in market rebounds or strong upward moves.

In addition, the Underlying Reference Index applies a fixed 6% annual decrement. A decrement is a daily deduction that reduces the index level over time, regardless of market performance. It is intended to represent assumed costs or income needs, but it acts as a consistent drag on returns.

Because of these features (i.e., the use of futures instead of direct equity exposure, volatility-based adjustments, and the fixed decrement), the performance of the Underlying Reference Index may differ significantly from the performance of the Nasdaq-100 Index. As a result, the Fund should not be expected to provide returns similar to those of the Nasdaq-100 Index or equity markets generally.

Third-Party Index Information

None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of the Autocallable Index, the Underlying Reference Index, or the Nasdaq-100 Index®.

NONE OF THE FUND, THE TRUST, THE ADVISER ARE AFFILIATED OR ENDORSED BY THE AUTOCALLABLE INDEX, THE UNDERLYING REFERENCE INDEX, or the Nasdaq-100 Index®.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the index provider, sponsor, or owner of any of the Autocallable Index, the Underlying Reference Index, the Nasdaq-100 Index®, or any of their respective affiliates (collectively, the “Index Providers”), including Citigroup Global Markets Limited in its capacity as sponsor and maintainer of the Autocallable Index. The Index Providers do not make any representation regarding the advisability of investing in the Fund.

The Fund was not developed, issued, sponsored, endorsed, sold, or promoted by any Index Provider. No Index Provider participated in the determination of the Fund’s investment strategy, the design or construction of the Fund, or the selection of the Fund’s portfolio holdings.

The provider of the Autocallable Index has contracted with the Nasdaq, Inc. to license the Underlying Reference Index in connection with the Autocallable Index. The Autocallable Index is not owned, endorsed, or approved by or associated with the Underlying Reference Index.

The Autocallable Index and the Underlying Reference Index are calculated and maintained independently of the Fund, the Trust, and the Adviser. The Index Providers do not provide any assurances, guarantees, or representations, express or implied, regarding the accuracy, completeness, or timeliness of any index data or the results obtained by the Fund.

An investment in the Fund is not an investment in any security issued or sponsored by any Index Provider. All rights in trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index.
Defiance Bitcoin Autocallable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation from a structured strategy tied to equity market conditions, rather than direct participation in equity market returns. The strategy uses swap agreements tied to a model portfolio of autocallable investments whose performance depends in part on coupon payments and other outcomes based on market conditions. The strategy seeks to generate positive returns across different market environments, but that involves tradeoffs, including limited upside in strong markets and exposure to losses in declining markets.

The Fund does not invest directly in autocallable securities or in an index. Instead, it uses swap agreements (a type of derivative instrument) to gain exposure to the performance of a model-based index (the “Autocallable Index”).

The Autocallable Index simulates the performance of a portfolio of autocallable instruments. In turn, each autocallable instrument is linked to a separate market index, here, the Cboe Edge Bitcoin 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”).

The level of the Underlying Reference Index determines whether each autocallable instrument modeled in the Autocallable Index pays coupons, is redeemed early, or incurs losses. Those outcomes drive the performance of the Autocallable Index and, in turn, affect the Fund’s performance.

Important: The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. See the prospectus section titled “Additional Information About the Fund” for information about bitcoin and the bitcoin blockchain.

Autocallable Strategy Overview

Autocallables are structured investments that can:

●	pay coupons if the Underlying Reference Index is above a set level on specified observation dates,
●	be redeemed early if the Underlying Reference Index reaches a specified level on specified observation dates, and
●	lose value if the Underlying Reference Index declines below a set level at maturity.

If the Underlying Reference Index does not meet the required levels on the relevant observation date, no coupon payment is generated for that period. If an autocallable is redeemed early based on the level of the Underlying Reference Index on the relevant observation date, it stops generating coupon payments. If an autocallable reaches maturity and the Underlying Reference Index is below a specified level, losses occur and such losses increase as the Underlying Reference Index declines further.

When an autocallable incurs a loss, that loss is reflected as a loss in the Autocallable Index, and this modelled loss impacts the returns the Fund receives through its swap agreements.

When an autocallable generates a coupon, that coupon is reflected as a positive return component in the Autocallable Index (which assumes the coupon is reinvested), and this modeled return component contributes to the returns the Fund receives through its swap agreements.

The Autocallable Index

The Autocallable Index is a rules-based model. It does not hold actual investments.

The Autocallable Index:

●	models a portfolio of autocallables, each linked to the Underlying Reference Index,
●	uses the level of the Underlying Reference Index on scheduled observation dates to determine outcomes for each modeled autocallable, and
●	combines modeled coupon payments, early redemptions, reinvestment, and losses into a single index value.

The Autocallable Index assumes positions are added over time and that proceeds (whether from coupons, upon early redemption or maturity) are reinvested. Its performance is based on assumptions and may differ from real-world results. Although the Autocallable Index is designed to reflect prevailing market conditions and the performance of relevant market measures, its performance is hypothetical and based on assumptions that may differ from the terms, pricing, liquidity, and performance of actual autocallable investments available in the market.

The Fund does not invest directly in the Autocallable Index. Instead, it uses swap agreements to seek returns linked to the Index’s Autocallable performance. Changes in the Autocallable Index level, including the effect of its modeled proceeds or losses, are reflected in the value of the Fund’s swap positions and, in turn, the Fund’s overall performance, but do not result in direct cash payments to and from the Fund.

The Autocallable Index is sponsored and maintained by Citigroup Global Markets Limited. The autocallables included in the Autocallable Index are hypothetical instruments and are not actual tradable securities. Rather, the Autocallable Index reflects the performance of a hypothetical portfolio of autocallables that is maintained in accordance with the index’s rules-based methodology established by Citigroup Global Markets Limited.

Portfolio Construction/Management

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, the swaps will be valued at their notional value.

The Adviser actively manages the Fund by exercising discretion over the level, timing, and composition of the Fund’s swap exposures, including using staggered entry points (as described below), and by adjusting those exposures in response to market conditions, pricing, and risk considerations.

The Fund expects to obtain most of its exposure through unfunded total return swaps (derivatives that do not require full upfront payment; the Fund exchanges index returns for a financing payment with a counterparty). Unlike fully funded swaps, which typically require the Fund full upfront payment, unfunded swaps generally require posting of collateral (margin) upfront and periodic payments. Using unfunded swaps, the Adviser can manage the Fund’s exposure using staggered entry points, (i.e., entering into positions at different times rather than all at once), which may reduce the Fund’s sensitivity to any single market entry point and help produce a more even pattern of modeled cash flows over time. The Fund’s returns from these swaps are generally reflected as changes in the value of the swaps and/or periodic net payments, rather than as direct receipt of income from underlying investments

Additional Fund Attributes

The Fund may invest in short-term U.S. Treasury securities (with one year or less to maturity), cash and cash equivalents, and other eligible collateral investments to meet margin requirements and manage liquidity. Eligible collateral investments include investment-grade fixed income securities; floating- or variable-rate instruments (including benchmark-linked notes) issued by governments or U.S. or European investment-grade companies; commercial paper; and money market funds.

The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest in a smaller number of holdings than a “diversified” fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

To the extent the Underlying Reference Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will have concentrated investment exposure to approximately the same extent as the Index.

The Underlying Reference Index

The Cboe Edge Bitcoin 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”) measures the performance of a strategy that uses leverage (borrowing or increased market exposure intended to amplify gains and losses) to obtain exposure to an underlying bitcoin-related exchange-traded fund (“ETF”) index (the “Equity Component”). The Equity Component is based on spot bitcoin ETFs listed on U.S. exchanges, including ETFs such as IBIT, and is intended to reflect the performance of those bitcoin ETFs. The amount of leverage used by the Underlying Reference Index is determined using a forward-looking estimate of market volatility (the expected level of market price fluctuations).

The Underlying Reference Index is made up of five separate subindices, each of which rebalances (adjusts its exposure) on a different day of the week. On each rebalancing date, the amount of leverage is determined based on a target volatility level and implied volatility (market expectations of future volatility) derived from options on IBIT. Each subindex is also subject to a leverage cap, which limits the maximum amount of exposure it can obtain. The overall index seeks to maintain equal weighting among the five subindices by rebalancing each subindex on its scheduled rebalancing day.

The Underlying Reference Index does not maintain a fixed exposure to the Equity Component. Instead, it increases or decreases its exposure based on market conditions. In generally calmer markets, when expected volatility is lower, the Index may increase its exposure to the Equity Component. In more volatile markets, when expected volatility is higher, the Index may reduce its exposure and increase its allocation to a cash position.

In addition, the Underlying Reference Index reflects certain assumed trading and financing costs, referred to as a “decrement,” associated with maintaining and rebalancing exposure to the Equity Component. A decrement is a daily deduction that reduces the Index level over time, regardless of market performance. These deductions are intended to reflect costs that could be incurred in implementing the Index’s methodology, but they act as a consistent drag on returns.

Third-Party Information

Indices:

None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of the Autocallable Index or the Underlying Reference Index.

NONE OF THE FUND, THE TRUST, THE ADVISER ARE AFFILIATED OR ENDORSED BY THE AUTOCALLABLE INDEX OR THE UNDERLYING REFERENCE INDEX.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the index provider, sponsor, or owner of any of the Autocallable Index, the Underlying Reference Index®, or any of their respective affiliates (collectively, the “Index Providers”), including Citigroup Global Markets Limited in its capacity as sponsor and maintainer of the Autocallable Index. The Index Providers do not make any representation regarding the advisability of investing in the Fund.

The Fund was not developed, issued, sponsored, endorsed, sold, or promoted by any Index Provider. No Index Provider participated in the determination of the Fund’s investment strategy, the design or construction of the Fund, or the selection of the Fund’s portfolio holdings.

The provider of the Autocallable Index has contracted with CBOE Global Indices, LLC to license the Underlying Reference Index in connection with the Autocallable Index. The Autocallable Index is not owned, endorsed, or approved by or associated with the Underlying Reference Index.

The Autocallable Index and the Underlying Reference Index are calculated and maintained independently of the Fund, the Trust, and the Adviser. The Index Providers do not provide any assurances, guarantees, or representations, express or implied, regarding the accuracy, completeness, or timeliness of any index data or the results obtained by the Fund.

An investment in the Fund is not an investment in any security issued or sponsored by any Index Provider. All rights in trademarks are reserved by their respective owners.

IBIT:

iShares Bitcoin Trust (“IBIT”) is a Delaware statutory trust and its investment objective is to reflect generally the performance of the price of bitcoin, before payment of IBIT’s expenses and liabilities. IBIT is a passively managed fund that invests primarily in bitcoin and may also hold cash. The investment strategy of IBIT involves holding bitcoin, which is maintained in custody by a digital asset custodian. IBIT is listed on the Nasdaq Stock Market LLC.

IBIT’s shares are backed by IBIT’s assets. IBIT’s bitcoin holdings are custodied on its behalf by a third-party digital asset custodian in segregated accounts, consistent with the terms of its custody arrangements.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of IBIT.

The Fund, Trust, and Adviser are not affiliated with iShares® Bitcoin Trust, iShares® Delaware Trust Sponsor LLC, or BlackRock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Bitcoin Trust, iShares® Delaware Trust Sponsor LLC, or BlackRock, Inc.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index.
Defiance Gold Autocallable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation from a structured strategy tied to equity market conditions, rather than direct participation in equity market returns. The strategy uses swap agreements tied to a model portfolio of autocallable investments whose performance depends in part on coupon payments and other outcomes based on market conditions. The strategy aims to generate positive returns across different market environments, but that involves tradeoffs, including limited upside in strong markets and exposure to losses in declining markets.

The Fund does not invest directly in autocallable securities or in an index. Instead, it uses swap agreements (a type of derivative instrument) to gain exposure to the performance of a model-based index (the “Autocallable Index”).

The Autocallable Index simulates the performance of a portfolio of autocallable instruments. In turn, each autocallable instrument is linked to a separate market index, here, the Cboe Edge Gold 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”).

The level of the Underlying Reference Index determines whether each autocallable instrument modeled in the Autocallable Index pays coupons, is redeemed early, or incurs losses. Those outcomes drive the performance of the Autocallable Index and, in turn, affect the Fund’s performance.

Important: The Fund does not invest directly in gold. The Fund does not invest directly in derivatives that track the performance of gold. Investors seeking direct exposure to the price of gold should consider an investment other than the Fund.

Autocallable Strategy Overview

Autocallables are structured investments that can:

●	pay coupons if the Underlying Reference Index is above a set level on specified observation dates,
●	be redeemed early if the Underlying Reference Index reaches a specified level on specified observation dates, and
●	lose value if the Underlying Reference Index declines below a set level at maturity.

If the Underlying Reference Index does not meet the required levels on the relevant observation date, no coupon payment is generated for that period. If an autocallable is redeemed early based on the level of the Underlying Reference Index on the relevant observation date, it stops generating coupon payments. If an autocallable reaches maturity and the Underlying Reference Index is below a specified level, losses occur and such losses increase as the Underlying Reference Index declines further.

When an autocallable incurs a loss, that loss is reflected as a loss in the Autocallable Index, and this modelled loss impacts the returns the Fund receives through its swap agreements.

When an autocallable generates a coupon, that coupon is reflected as a positive return component in the Autocallable Index (which assumes the coupon is reinvested), and this modeled return component contributes to the returns the Fund receives through its swap agreements.

The Autocallable Index

The Autocallable Index is a rules-based model. It does not hold actual investments.

The Autocallable Index:

●	models a portfolio of autocallables, each linked to the Underlying Reference Index,
●	uses the level of the Underlying Reference Index on scheduled observation dates to determine outcomes for each modeled autocallable, and
●	combines modeled coupon payments, early redemptions, reinvestment, and losses into a single index value.

The Autocallable Index assumes positions are added over time and that proceeds (whether from coupons, upon early redemption or maturity) are reinvested. Its performance is based on assumptions and may differ from real-world results. Although the Autocallable Index is designed to reflect prevailing market conditions and the performance of relevant market measures, its performance is hypothetical and based on assumptions that may differ from the terms, pricing, liquidity, and performance of actual autocallable investments available in the market.

The Fund does not invest directly in the Autocallable Index. Instead, it uses swap agreements to seek returns linked to the Index’s Autocallable performance. Changes in the Autocallable Index level, including the effect of its modeled proceeds or losses, are reflected in the value of the Fund’s swap positions and, in turn, the Fund’s overall performance, but do not result in direct cash payments to and from the Fund.

The Autocallable Index is sponsored and maintained by Citigroup Global Markets Limited. The autocallables included in the Autocallable Index are hypothetical instruments and are not actual tradable securities. Rather, the Autocallable Index reflects the performance of a hypothetical portfolio of autocallables that is maintained in accordance with the index’s rules-based methodology established by Citigroup Global Markets Limited.

Portfolio Construction/Management

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, the swaps will be valued at their notional value.

The Adviser actively manages the Fund by exercising discretion over the level, timing, and composition of the Fund’s swap exposures, including using staggered entry points (as described below), and by adjusting those exposures in response to market conditions, pricing, and risk considerations.

The Fund expects to obtain most of its exposure through unfunded total return swaps (derivatives that do not require full upfront payment; the Fund exchanges index returns for a financing payment with a counterparty). Unlike fully funded swaps, which typically require the Fund full upfront payment, unfunded swaps generally require posting of collateral (margin) upfront and periodic payments. Using unfunded swaps, the Adviser can manage the Fund’s exposure using staggered entry points, (i.e., entering into positions at different times rather than all at once), which may reduce the Fund’s sensitivity to any single market entry point and help produce a more even pattern of modeled cash flows over time. The Fund’s returns from these swaps are generally reflected as changes in the value of the swaps and/or periodic net payments, rather than as direct receipt of income from underlying investments

Additional Fund Attributes

The Fund may invest in short-term U.S. Treasury securities (with one year or less to maturity), cash and cash equivalents, and other eligible collateral investments to meet margin requirements and manage liquidity. Eligible collateral investments include investment-grade fixed income securities; floating- or variable-rate instruments (including benchmark-linked notes) issued by governments or U.S. or European investment-grade companies; commercial paper; and money market funds.

The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest in a smaller number of holdings than a “diversified” fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

To the extent the Underlying Reference Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will have concentrated investment exposure to approximately the same extent as the Index.

The Underlying Reference Index

The Cboe Edge Gold 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”) measures the performance of a strategy that uses leverage (borrowing or increased market exposure intended to amplify gains and losses) to obtain exposure to a gold-related exchange-traded fund (“ETF”) index (the “Equity Component”). The Equity Component is based on gold ETFs, including ETFs such as SPDR Gold Shares (“GLD”), and is intended to reflect the performance of those gold ETFs. The amount of leverage used by the Underlying Reference Index is determined using a forward-looking estimate of market volatility (the expected level of market price fluctuations).

The Underlying Reference Index is made up of five separate subindices, each of which rebalances (adjusts its exposure) on a different day of the week. On each rebalancing date, the amount of leverage is determined based on a target volatility level and implied volatility (market expectations of future volatility) derived from options on GLD. Each subindex is also subject to a leverage cap, which limits the maximum amount of exposure it can obtain. The overall index seeks to maintain equal weighting among the five subindices by rebalancing each subindex on its scheduled rebalancing day.

The Underlying Reference Index does not maintain a fixed exposure to the Equity Component. Instead, it increases or decreases its exposure based on market conditions. In generally calmer markets, when expected volatility is lower, the Index may increase its exposure to the Equity Component. In more volatile markets, when expected volatility is higher, the Index may reduce its exposure and increase its allocation to a cash position.

In addition, the Underlying Reference Index reflects certain assumed trading and financing costs, referred to as a “decrement,” associated with maintaining and rebalancing exposure to the Equity Component. A decrement is a daily deduction that reduces the Index level over time, regardless of market performance. These deductions are intended to reflect costs that could be incurred in implementing the Index’s methodology, but they act as a consistent drag on returns.

Third-Party Information

Indices:

None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of the Autocallable Index or the Underlying Reference Index.

NONE OF THE FUND, THE TRUST, THE ADVISER ARE AFFILIATED OR ENDORSED BY THE AUTOCALLABLE INDEX OR THE UNDERLYING REFERENCE INDEX.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the index provider, sponsor, or owner of any of the Autocallable Index, the Underlying Reference Index®, or any of their respective affiliates (collectively, the “Index Providers”), including Citigroup Global Markets Limited in its capacity as sponsor and maintainer of the Autocallable Index. The Index Providers do not make any representation regarding the advisability of investing in the Fund.

The Fund was not developed, issued, sponsored, endorsed, sold, or promoted by any Index Provider. No Index Provider participated in the determination of the Fund’s investment strategy, the design or construction of the Fund, or the selection of the Fund’s portfolio holdings.

The provider of the Autocallable Index has contracted with CBOE Global Indices, LLC to license the Underlying Reference Index in connection with the Autocallable Index. The Autocallable Index is not owned, endorsed, or approved by or associated with the Underlying Reference Index.

The Autocallable Index and the Underlying Reference Index are calculated and maintained independently of the Fund, the Trust, and the Adviser. The Index Providers do not provide any assurances, guarantees, or representations, express or implied, regarding the accuracy, completeness, or timeliness of any index data or the results obtained by the Fund.

An investment in the Fund is not an investment in any security issued or sponsored by any Index Provider. All rights in trademarks are reserved by their respective owners.

GLD:

SPDR Gold Shares (“GLD”) is a grantor trust and its investment objective is to track the performance of the price of gold bullion, less the expenses of GLD’s operations. GLD is a passively-managed fund that primarily invests in gold and may also hold cash or cash equivalents. The investment strategy of GLD involves holding gold bullion, which is stored in secure vaults. GLD is listed on the NYSE Arca stock exchange. GLD’s holdings are predominantly in physical gold bullion, and it may occasionally hold a minimal amount of cash for short-term operational purposes.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of GLD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SPDR GOLD TRUST, GLD, WORLD GOLD TRUST SERVICES, LLC, S&P DOW JONES INDICES LLC, OR STATE STREET CORPORATION.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SPDR Gold Trust, GLD, World Gold Trust Services, LLC, S&P Dow Jones Indices LLC, or State Street Corporation. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index.
Defiance Silver Autocallable ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation from a structured strategy tied to equity market conditions, rather than direct participation in equity market returns. The strategy uses swap agreements tied to a model portfolio of autocallable investments whose performance depends on part on coupon payments and other outcomes based on market conditions. The strategy aims to generate positive returns across different market environments, but that involves tradeoffs, including limited upside in strong markets and exposure to losses in declining markets.

The Fund does not invest directly in autocallable securities or in an index. Instead, it uses swap agreements (a type of derivative instrument) to gain exposure to the performance of a model-based index (the “Autocallable Index”).

The Autocallable Index simulates the performance of a portfolio of autocallable instruments. In turn, each autocallable instrument is linked to a separate market index, here, the Cboe Edge Silver 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”).

The level of the Underlying Reference Index determines whether each autocallable instrument modeled in the Autocallable Index pays coupons, is redeemed early, or incurs losses. Those outcomes drive the performance of the Autocallable Index and, in turn, affect the Fund’s performance.

Important: The Fund does not invest directly in silver. The Fund does not invest directly in derivatives that track the performance of silver. Investors seeking direct exposure to the price of silver should consider an investment other than the Fund.

Autocallable Strategy Overview

Autocallables are structured investments that can:

●	pay coupons if the Underlying Reference Index is above a set level on specified observation dates,
●	be redeemed early if the Underlying Reference Index reaches a specified level on specified observation dates, and
●	lose value if the Underlying Reference Index declines below a set level at maturity.

If the Underlying Reference Index does not meet the required levels on the relevant observation date, no coupon payment is generated for that period. If an autocallable is redeemed early based on the level of the Underlying Reference Index on the relevant observation date, it stops generating coupon payments. If an autocallable reaches maturity and the Underlying Reference Index is below a specified level, losses occur and such losses increase as the Underlying Reference Index declines further.

When an autocallable incurs a loss, that loss is reflected as a loss in the Autocallable Index, and this modelled loss impacts the returns the Fund receives through its swap agreements.

When an autocallable generates a coupon, that coupon is reflected as a positive return component in the Autocallable Index (which assumes the coupon is reinvested), and this modeled return component contributes to the returns the Fund receives through its swap agreements.

The Autocallable Index

The Autocallable Index is a rules-based model. It does not hold actual investments.

The Autocallable Index:

●	models a portfolio of autocallables, each linked to the Underlying Reference Index,
●	uses the level of the Underlying Reference Index on scheduled observation dates to determine outcomes for each modeled autocallable, and
●	combines modeled coupon payments, early redemptions, reinvestment, and losses into a single index value.

The Autocallable Index assumes positions are added over time and that proceeds (whether from coupons, upon early redemption or maturity) are reinvested. Its performance is based on assumptions and may differ from real-world results. Although the Autocallable Index is designed to reflect prevailing market conditions and the performance of relevant market measures, its performance is hypothetical and based on assumptions that may differ from the terms, pricing, liquidity, and performance of actual autocallable investments available in the market.

The Fund does not invest directly in the Autocallable Index. Instead, it uses swap agreements to seek returns linked to the Index’s Autocallable performance. Changes in the Autocallable Index level, including the effect of its modeled proceeds or losses, are reflected in the value of the Fund’s swap positions and, in turn, the Fund’s overall performance, but do not result in direct cash payments to and from the Fund.

The Autocallable Index is sponsored and maintained by Citigroup Global Markets Limited. The autocallables included in the Autocallable Index are hypothetical instruments and are not actual tradable securities. Rather, the Autocallable Index reflects the performance of a hypothetical portfolio of autocallables that is maintained in accordance with the index’s rules-based methodology established by Citigroup Global Markets Limited.

Portfolio Construction/Management

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, the swaps will be valued at their notional value.

The Adviser actively manages the Fund by exercising discretion over the level, timing, and composition of the Fund’s swap exposures, including using staggered entry points (as described below), and by adjusting those exposures in response to market conditions, pricing, and risk considerations.

The Fund expects to obtain most of its exposure through unfunded total return swaps (derivatives that do not require full upfront payment; the Fund exchanges index returns for a financing payment with a counterparty). Unlike fully funded swaps, which typically require the Fund full upfront payment, unfunded swaps generally require posting of collateral (margin) upfront and periodic payments. Using unfunded swaps, the Adviser can manage the Fund’s exposure using staggered entry points, (i.e., entering into positions at different times rather than all at once), which may reduce the Fund’s sensitivity to any single market entry point and help produce a more even pattern of modeled cash flows over time. The Fund’s returns from these swaps are generally reflected as changes in the value of the swaps and/or periodic net payments, rather than as direct receipt of income from underlying investments

Additional Fund Attributes

The Fund may invest in short-term U.S. Treasury securities (with one year or less to maturity), cash and cash equivalents, and other eligible collateral investments to meet margin requirements and manage liquidity. Eligible collateral investments include investment-grade fixed income securities; floating- or variable-rate instruments (including benchmark-linked notes) issued by governments or U.S. or European investment-grade companies; commercial paper; and money market funds.

The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest in a smaller number of holdings than a “diversified” fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

To the extent the Underlying Reference Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will have concentrated investment exposure to approximately the same extent as the Index.

The Underlying Reference Index

The Cboe Edge Silver 35% Volatility Target 6% Decrement Index (the “Underlying Reference Index”) measures the performance of a strategy that uses leverage (borrowing or increased market exposure intended to amplify gains and losses) to obtain exposure to a silver-related exchange-traded fund (“ETF”) index (the “Equity Component”). The Equity Component is based on silver ETFs, including ETFs such as iShares Silver Trust (“SLV”), and is intended to reflect the performance of those silver ETFs. The amount of leverage used by the Underlying Reference Index is determined using a forward-looking estimate of market volatility (the expected level of market price fluctuations).

The Underlying Reference Index is made up of five separate subindices, each of which rebalances (adjusts its exposure) on a different day of the week. On each rebalancing date, the amount of leverage is determined based on a target volatility level and implied volatility (market expectations of future volatility) derived from options on SLV. Each subindex is also subject to a leverage cap, which limits the maximum amount of exposure it can obtain. The overall index seeks to maintain equal weighting among the five subindices by rebalancing each subindex on its scheduled rebalancing day.

The Underlying Reference Index does not maintain a fixed exposure to the Equity Component. Instead, it increases or decreases its exposure based on market conditions. In generally calmer markets, when expected volatility is lower, the Index may increase its exposure to the Equity Component. In more volatile markets, when expected volatility is higher, the Index may reduce its exposure and increase its allocation to a cash position.

In addition, the Underlying Reference Index reflects certain assumed trading and financing costs, referred to as a “decrement,” associated with maintaining and rebalancing exposure to the Equity Component. A decrement is a daily deduction that reduces the Index level over time, regardless of market performance. These deductions are intended to reflect costs that could be incurred in implementing the Index’s methodology, but they act as a consistent drag on returns.

Third-Party Information

Indices:

None of the Fund, Tidal Trust II (the “Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of the Autocallable Index or the Underlying Reference Index.

NONE OF THE FUND, THE TRUST, THE ADVISER ARE AFFILIATED OR ENDORSED BY THE AUTOCALLABLE INDEX OR THE UNDERLYING REFERENCE INDEX.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by the index provider, sponsor, or owner of any of the Autocallable Index, the Underlying Reference Index®, or any of their respective affiliates (collectively, the “Index Providers”), including Citigroup Global Markets Limited in its capacity as sponsor and maintainer of the Autocallable Index. The Index Providers do not make any representation regarding the advisability of investing in the Fund.

The Fund was not developed, issued, sponsored, endorsed, sold, or promoted by any Index Provider. No Index Provider participated in the determination of the Fund’s investment strategy, the design or construction of the Fund, or the selection of the Fund’s portfolio holdings.

The provider of the Autocallable Index has contracted with CBOE Global Indices, LLC to license the Underlying Reference Index in connection with the Autocallable Index. The Autocallable Index is not owned, endorsed, or approved by or associated with the Underlying Reference Index.

The Autocallable Index and the Underlying Reference Index are calculated and maintained independently of the Fund, the Trust, and the Adviser. The Index Providers do not provide any assurances, guarantees, or representations, express or implied, regarding the accuracy, completeness, or timeliness of any index data or the results obtained by the Fund.

An investment in the Fund is not an investment in any security issued or sponsored by any Index Provider. All rights in trademarks are reserved by their respective owners.

SLV:

iShares Silver Trust’s (“SLV”) is a grantor trust and its investment objective is to reflect generally the performance of the price of Silver, before payment of SLV’s expenses and liabilities. SLV is a passively-managed fund that primarily invests in Silver and may also hold cash. The investment strategy of SLV involves holding Silver bullion, which is stored in secure vaults. SLV is listed on the NYSE Arca stock exchange.

SLV’s shares are backed by SLV’s assets. SLV’s arrangements with its custodian contemplate that at the end of each business day there can be in SLV’s account maintained by the custodian no more than 1,100 ounces of silver in an unallocated form. Accordingly, the bulk of SLV’s silver holdings is represented by physical silver, identified on the custodian’s books in allocated and unallocated accounts on behalf of SLV.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SLV.

The Fund, Trust and Adviser, are not affiliated with iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by iShares® Silver Trust (SLV), iShares® Delaware Trust Sponsor LLC, or Blackrock, Inc.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in swap agreements that provide exposure to the Autocallable Index.